EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JUNE 10, 2016 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2016

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2016. You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus, or Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the portfolio managers for the AXA/Legg Mason Strategic Allocation Portfolio (“Portfolio”).

Effective June 14, 2016, with regard to the Portfolio, information contained in the tables in the section of the SAI entitled “Appendix C – EQ ADVISORS TRUST – PORTFOLIO MANAGER INFORMATION – QS Investors, LLC (“QS Investors” or “Sub-Adviser”) – AXA/Legg Mason Strategic Allocation Portfolio” is hereby deleted and replaced with the following information:

QS Investors, LLC (“QS Investors” or “Sub-Adviser”)
Portfolio Manager

Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2015.

							Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
AXA/Legg Mason Strategic Allocation Portfolio
Adam Petryk[1]	27	$8.30 Billion	30	$3.46 Billion	3	$1.6 Million	0	N/A	0	N/A	N/A	N/A
Thomas Picciochi	28	$8.07 Billion	34	$4.73 Billion	7	$171.58 Million	0	N/A	0	N/A	1	$54.23 Million
Ellen Tesler	28	$8.07 Billion	19	$1.50 Billion	7	$171.58 Million	0	N/A	0	N/A	1	$54.23 Million

1 Mr. Petryk began serving as portfolio manager to the Portfolio effective June 14, 2016. Information for Mr. Petryk has been provided as of June 14, 2016 based on firm assets under management as of April 30, 2016.

Ownership of Shares of the Portfolio as of December 31, 2015

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,000-$1,000,000	over $1,000,000
AXA/Legg Mason Strategic Allocation Portfolio
Thomas Picciochi	X
Ellen Tesler	X
Adam Petryk[1]	X

1 Mr. Petryk began serving as portfolio manager to the Portfolio effective June 14, 2016. Information for Mr. Petryk has been provided as of June 14, 2016.